Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST IV
Entity Central Index Key	0000063068
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000006504 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.48%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.48%	7.11%	11.65%
A with initial sales charge (5.75%)	6.01%	5.85%	10.99%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 15,182,474,519
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 93,166,326	[1]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%

C000006509 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class B
Trading Symbol	OTCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$186	1.76%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 11.63%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.63%	6.31%	10.81%
B with CDSC (declining over six years from 4% to 0%)×	7.63%	6.00%	10.81%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 15,182,474,519
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 93,166,326	[2]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%

C000006510 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$186	1.76%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 11.68%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.68%	6.32%	10.82%
C with CDSC (1% for 12 months)×	10.68%	6.32%	10.82%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 15,182,474,519
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 93,166,326	[3]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%

C000006511 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	OTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.78%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.78%	7.37%	11.93%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 15,182,474,519
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 93,166,326	[4]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%

C000006513 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R1
Trading Symbol	OTCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$186	1.76%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 11.70%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.70%	6.32%	10.82%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 15,182,474,519
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 93,166,326	[5]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%

C000006515 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R2
Trading Symbol	MCPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$134	1.26%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.22%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	12.22%	6.84%	11.37%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 15,182,474,519
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 93,166,326	[6]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%

C000006516 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R3
Trading Symbol	OTCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.50%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.50%	7.11%	11.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 15,182,474,519
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 93,166,326	[7]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%

C000006505 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R4
Trading Symbol	OTCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.79%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.79%	7.38%	11.92%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 15,182,474,519
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 93,166,326	[8]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%

C000124428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	OTCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of 12.90%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 26.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection and an overweight position in the communication services sector aided relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative results.
    Stock selection within the health care, consumer discretionary and industrials sectors further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	12.90%	7.50%	12.05%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell Midcap® Growth Index ∆	26.42%	11.01%	12.96%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 15,182,474,519
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 93,166,326	[9]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	15,182,474,519	Total Management Fee ($)#:	93,166,326
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	54
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	18.5%
Industrials	16.3%
Consumer Discretionary	16.1%
Communication Services	12.4%
Financials	12.0%
Health Care	10.4%
Real Estate	3.6%
Energy	3.2%
Utilities	2.6%
Consumer Staples	2.4%
Materials	1.5%
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	3.7%
Take-Two Interactive Software, Inc.	3.1%
Spotify Technology S.A.	2.9%
Guidewire Software, Inc.	2.8%
Vistra Corp.	2.6%
Roblox Corp., "A"	2.5%
Axon Enterprise, Inc.	2.4%
Live Nation Entertainment, Inc.	2.3%
LPL Financial Holdings, Inc.	2.1%
CBRE Group, Inc., "A"	2.0%

C000006517 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. GovernmentMoney Market Fund
Class Name	MFS® U.S. GovernmentMoney Market Fund
Trading Symbol	MCMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Money Market Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS U.S. Government Money Market Fund	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 361,446,582
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,423,812	[10]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/25
Net Assets ($):	361,446,582	Total Management Fee ($)#:	$1,423,812
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	67.2%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	32.8%
Composition including fixed income credit
quality
A-1+	46.8%
A-1	53.2%
Maturity breakdown
0 - 7 days	35.5%
8 - 29 days	20.1%
30 - 59 days	27.9%
60 - 89 days	8.5%
90 - 365 days	8.0%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000107817 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class A
Trading Symbol	GLNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.94%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	5.94%	4.83%	8.13%
A with initial sales charge (5.75%)	(0.15)%	3.59%	7.49%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 72,052,872
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 710,971	[11]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%

Largest Holdings [Text Block]
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%

C000107818 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class B
Trading Symbol	GLNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$215	2.10%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.13%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.13%	4.04%	7.32%
B with CDSC (declining over six years from 4% to 0%)×	1.13%	3.69%	7.32%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 72,052,872
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 710,971	[12]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%

Largest Holdings [Text Block]
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%

C000107819 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class C
Trading Symbol	GLNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$215	2.10%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.13%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.13%	4.04%	7.32%
C with CDSC (1% for 12 months)×	4.13%	4.04%	7.32%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 72,052,872
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 710,971	[13]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%

Largest Holdings [Text Block]
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%

C000107820 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class I
Trading Symbol	GLNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.17%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.17%	5.08%	8.39%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 72,052,872
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 710,971	[14]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%

Largest Holdings [Text Block]
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%

C000107821 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R1
Trading Symbol	GLNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$215	2.10%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.09%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.09%	4.03%	7.31%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 72,052,872
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 710,971	[15]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%

Largest Holdings [Text Block]
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%

C000107822 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R2
Trading Symbol	GLNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.67%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.67%	4.55%	7.85%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 72,052,872
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 710,971	[16]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%

Largest Holdings [Text Block]
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%

C000107823 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R3
Trading Symbol	GLNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.95%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	5.95%	4.82%	8.13%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 72,052,872
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 710,971	[17]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%

Largest Holdings [Text Block]
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%

C000107824 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R4
Trading Symbol	GLNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.15%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.15%	5.09%	8.38%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 72,052,872
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 710,971	[18]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%

Largest Holdings [Text Block]
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%

C000124429 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R6
Trading Symbol	GLNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.28%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 13.98%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Security selection within both the consumer staples and energy sectors aided relative performance.
    The fund's relative currency exposure contributed to relative performance. We do not actively manage currency in this strategy.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection within the information technology, health care, materials and industrials sectors weighed on relative performance.
    An underweight position and stock selection within the financials sector also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.28%	5.18%	8.50%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
MSCI All Country World Small Mid Cap Index (net div) ∆	13.98%	10.19%	8.81%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 72,052,872
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 710,971	[19]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	72,052,872	Total Management Fee ($)#:	710,971
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%
Issuer country weightings
United States	43.0%
Japan	9.8%
United Kingdom	9.7%
Canada	5.2%
Germany	4.7%
Australia	4.0%
Brazil	3.9%
France	3.8%
Switzerland	2.1%
Other Countries	13.8%

Largest Holdings [Text Block]
Top ten holdings
AUB Group Ltd.	2.0%
STERIS PLC	2.0%
RB Global, Inc.	1.9%
Burlington Stores, Inc.	1.9%
Melrose Industries PLC	1.9%
U.S. Foods Holding Corp.	1.8%
Euronext N.V.	1.8%
GFL Environmental, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Allegion PLC	1.5%

C000159993 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	BRKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.13%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	19.13%	7.56%	7.82%
A with initial sales charge (5.75%)	12.28%	6.29%	7.18%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 105,102,615
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 692,701	[20]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%

C000159994 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class B
Trading Symbol	BRKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$217	1.99%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.14%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	18.14%	6.73%	7.01%
B with CDSC (declining over six years from 4% to 0%)×	14.14%	6.42%	7.01%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 105,102,615
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 692,701	[21]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%

C000159995 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	BRKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$217	1.99%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.16%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	18.16%	6.73%	7.00%
C with CDSC (1% for 12 months)×	17.16%	6.73%	7.00%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 105,102,615
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 692,701	[22]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%

C000159996 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	BRKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.31%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	19.31%	7.81%	8.08%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 105,102,615
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 692,701	[23]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%

C000159997 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R1
Trading Symbol	BRKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.07%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	19.07%	7.46%	7.37%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 105,102,615
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 692,701	[24]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%

C000159998 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	BRKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$163	1.49%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 18.74%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	18.74%	7.27%	7.55%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 105,102,615
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 692,701	[25]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%

C000159999 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	BRKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.06%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	19.06%	7.55%	7.81%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 105,102,615
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 692,701	[26]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%

C000160000 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	BRKUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.37%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	19.37%	7.81%	8.08%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 105,102,615
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 692,701	[27]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%

C000160001 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	BRKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 19.43%, at net asset value. This compares with a return of 16.80% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the energy, real estate, financials and industrials sectors aided relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Weak stock selection within both the information technology and consumer discretionary sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	19.43%	7.90%	8.17%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	16.80%	5.21%	7.07%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 105,102,615
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 692,701	[28]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	105,102,615	Total Management Fee ($)#:	692,701
Total Number of Holdings:	139	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Issuer country weightings
China	30.3%
Taiwan	16.9%
India	14.9%
South Korea	12.4%
Brazil	4.9%
United Arab Emirates	2.9%
Greece	2.2%
Thailand	2.1%
South Africa	2.0%
Other Countries	11.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd.	2.9%
Samsung Electronics Co. Ltd.	2.2%
HDFC Bank Ltd.	2.2%
China Construction Bank Corp.	2.1%
NetEase, Inc.	1.8%
MediaTek, Inc.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%

C000160011 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class A
Trading Symbol	BRXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 20.82%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	20.82%	12.48%	8.32%
A with initial sales charge (5.75%)	13.88%	11.15%	7.68%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,431,585,690
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 4,493,326	[29]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%

C000160012 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class B
Trading Symbol	BRXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$181	1.65%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 19.93%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	19.93%	11.61%	7.49%
B with CDSC (declining over six years from 4% to 0%)×	15.93%	11.35%	7.49%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,431,585,690
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 4,493,326	[30]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%

C000160013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class C
Trading Symbol	BRXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$181	1.65%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 19.87%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	19.87%	11.60%	7.49%
C with CDSC (1% for 12 months)×	18.87%	11.60%	7.49%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,431,585,690
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 4,493,326	[31]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%

C000160014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class I
Trading Symbol	BRXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.08%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	21.08%	12.73%	8.57%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,431,585,690
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 4,493,326	[32]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%

C000160015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R1
Trading Symbol	BRXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$181	1.65%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 19.83%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	19.83%	11.59%	7.49%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,431,585,690
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 4,493,326	[33]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%

C000160016 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R2
Trading Symbol	BRXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 20.49%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	20.49%	12.17%	8.03%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,431,585,690
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 4,493,326	[34]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%

C000160017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R3
Trading Symbol	BRXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 20.73%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	20.73%	12.43%	8.31%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,431,585,690
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 4,493,326	[35]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%

C000160018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R4
Trading Symbol	BRXUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.02%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	21.02%	12.72%	8.57%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,431,585,690
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 4,493,326	[36]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%

C000160019 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity Fund
Class Name	Class R6
Trading Symbol	BRXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.57%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 21.20%, at net asset value. This compares with a return of 15.42% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, materials and consumer staples sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Weak stock selection within the information technology sector weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	21.20%	12.83%	8.66%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.42%	8.94%	7.58%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through August 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,431,585,690
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 4,493,326	[37]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	1,431,585,690	Total Management Fee ($)#:	4,493,326
Total Number of Holdings:	154	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%
Issuer country weightings
Japan	13.9%
United Kingdom	10.1%
France	9.0%
China	8.6%
Canada	8.5%
Germany	6.4%
Switzerland	6.0%
Taiwan	5.3%
South Korea	4.2%
Other Countries	28.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Tencent Holdings Ltd.	2.7%
Roche Holding AG	1.9%
Novartis AG	1.6%
BNP Paribas S.A.	1.5%
Barclays PLC	1.5%
DBS Group Holdings Ltd.	1.5%
Tesco PLC	1.5%
UBS Group AG	1.4%
ABN AMRO Group N.V., GDR	1.4%

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